Reverse Merger - Reconciliation of Allocation to Purchase Price (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 18, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Fair value allocated to bargain purchase gain		$ (16,355)	$ 0
Neoleukin
Business Acquisition [Line Items]
Fair value of monetary assets acquired	$ 76,906
Transaction costs	4,140
Neoleukin liabilities assumed	(21,052)
Fair value allocated to bargain purchase gain	(16,355)	$ (16,400)
Total purchase price	$ 43,639